ADDITIONAL FINANCIAL INFORMATION- FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2022
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share data and per share data, unless otherwise stated)

	2021	2022	2022
	RMB	RMB	US$
			(Note 2 (ai))
ASSETS
Current assets:
Cash and cash equivalents	12,943	4,873	707
Short term investments	32,156	55,755	8,084
Prepayments and other current assets	4,291	3,168	458
Total current assets	49,390	63,796	9,249
Total assets	49,390	63,796	9,249

LIABILITIES AND EQUITY
Other current liabilities	51,306	82,004	11,889
Deficit in subsidiaries/former VIE	169,868	396,391	57,471
Other non-current liabilities	1,537	—	—
Total liabilities	222,711	478,395	69,360

SHAREHOLDERS’ DEFICIT
Ordinary shares Class A	31	31	4
Ordinary shares Class B	25	25	4
Treasury shares	(40,859)	(40,859)	(5,924)
Additional paid-in capital	2,817,789	2,977,174	431,650
Accumulated deficit	(3,009,678)	(3,426,556)	(496,804)
Accumulated other comprehensive income	59,371	75,586	10,959
Total shareholders’ deficit	(173,321)	(414,599)	(60,111)
Total liabilities and shareholders’ deficit	49,390	63,796	9,249

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating expenses:
General and administrative expenses	(14,202)	(12,141)	(19,613)	(2,844)
Interest income	166	26	12	2
Other operating income, net	—	50	—	—
Other income, net	2,199	7,089	3,985	578
Loss before tax and loss from investment in subsidiaries and former VIE	(11,837)	(4,976)	(15,616)	(2,264)

Equity in loss from subsidiaries and share of loss in former VIE	(444,696)	(664,834)	(401,262)	(58,180)
Net loss attributable to ordinary shareholders	(456,533)	(669,810)	(416,878)	(60,444)

Other comprehensive income (loss) (net of tax of nil)
Unrealized securities holding gains	—	278	640	92
Realized securities holding gains	—	—	—	—
Foreign currency translation adjustments	(13,697)	(4,051)	15,869	2,302
Unrealized securities holding gains of subsidiaries and former VIE	1,137	8,034	4,170	605
Realized securities holding gains of subsidiaries and former VIE	(970)	(7,801)	(4,464)	(647)
Comprehensive loss	(470,063)	(673,350)	(400,663)	(58,092)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating activities:
Net loss	(456,533)	(669,810)	(416,878)	(60,444)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and former VIE	444,696	664,834	401,262	58,180
Other current liabilities	7,170	(128)	5,870	851
Other non-current liabilities	(2,200)	(2,199)	(1,537)	(223)
Net cash used in operating activities	(6,867)	(7,303)	(11,283)	(1,636)

Investing activities:
Payment for shareholder loan to subsidiaries	(135,254)	—	—	—
Purchase of short-term investments	—	(32,427)	(18,925)	(2,744)
Proceeds from sale or maturity of short-term investments	—	—	—	—
Net cash used in investing activities	(135,254)	(32,427)	(18,925)	(2,744)

Financing activities:
Proceeds from ordinary shareholders	6,327	2,918	274	40
Proceeds from loan from subsidiaries	—	41,937	19,010	2,755
Payment of share repurchase	(11,981)	(5,887)	—	—
Net cash (used in) provided by financing activities	(5,654)	38,968	19,284	2,795
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(13,530)	(991)	2,854	415
Net decrease in cash and cash equivalents	(161,305)	(1,753)	(8,070)	(1,170)
Cash and cash equivalents at the beginning of the year	176,001	14,696	12,943	1,877
Cash and cash equivalents at the end of the year	14,696	12,943	4,873	707

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Group records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying financial statements.

As of December 31, 2022, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the financial statements.